Division of Corporation Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

Attention:	Pamela Long Assistant Director

June 15, 2011

RE:	Mace Security International, Inc.
Registration Statement on Form S-1
filed May 2, 2011 as Amended and filed
on June 7, 2011.
File No. 333-173848
Dear Ms. Long:
It was brought to our attention by Chambre Malone of the Staff that a R tagged copy of the Amendment 1 to our Form S-1 Registration Statement is required to be filed with the Commission. Accordingly, we are filing via Edgar transmission as correspondence an R tagged copy of the Amendment 1 to our Registration Statement on Form S-1 which we filed with the United States Securities and Exchange Commission on June 7, 2011.
Questions regarding the forgoing should be directed to me at 215-259-5670.
Sincerely,
/s/ Gregory Krzemien
Gregory Krzemien
Chief Financial Officer & Treasurer